Basic and Diluted Loss Per Share - Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants [member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented	2,743,093	2,732,618	2,228,076